Segment Information - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Summary information by segment
Number of principal business segments | segment	3
Net revenues	$ 2,108,327	$ 1,583,884	$ 1,030,936
Costs of revenues	$ 452,040	$ 414,137	$ 354,696
Gross margin (as a percent)	79.00%	74.00%	66.00%
Operating expenses:
Sales and marketing	$ 699,962	$ 408,856	$ 247,068
Product development	345,942	267,392	216,228
General and administrative	120,184	104,923	99,474
Goodwill and acquired intangibles impairment	23,245		40,194
Total operating expenses	1,189,333	781,171	602,964
Income (loss) from operations	466,954	388,576	73,276
Interest and other income, net	69,355	42,696	26,213
Change in fair value of option liability			(28,456)
Income (loss) from equity method investments, net	1,120	(16,070)	(11,766)
Realized gain (loss) on long-term investments	2,729	132,007	289,693
Fair value changes through earnings on investments, net	96,533
Investment related impairment	(81,281)	(122,970)	(44,433)
Income before income tax expense	555,410	424,239	304,527
Income tax expense	(129,084)	(74,676)	(27,219)
Net income	426,326	349,563	277,308
Advertising
Summary information by segment
Net revenues	1,789,285	1,311,866	871,187
Costs of revenues	341,153	325,494	288,044
Non-advertising
Summary information by segment
Net revenues	319,042	272,018	159,749
Costs of revenues	110,887	88,643	66,652
Operating segments | Non-advertising
Summary information by segment
Net revenues	111,412	122,535	74,931
Operating segments | Portal advertising & Others
Summary information by segment
Net revenues	401,627	443,008	379,021
Costs of revenues	$ 186,100	$ 187,011	$ 183,751
Gross margin (as a percent)	54.00%	58.00%	52.00%
Operating expenses:
Sales and marketing	$ 172,648	$ 138,368	$ 102,384
Product development	96,069	73,999	62,140
General and administrative	76,429	62,608	58,256
Goodwill and acquired intangibles impairment	12,691		40,194
Total operating expenses	357,837	274,975	262,974
Income (loss) from operations	(142,310)	(18,978)	(67,704)
Interest and other income, net	25,547	29,436	17,456
Change in fair value of option liability			(28,456)
Income (loss) from equity method investments, net	1,063	(17,100)	(11,636)
Realized gain (loss) on long-term investments	3,016	131,993	289,159
Fair value changes through earnings on investments, net	56,459
Investment related impairment	(57,207)	(118,223)	(4,272)
Income before income tax expense	(113,432)	7,128	194,547
Income tax expense	(32,862)	(7,930)	(22,903)
Net income	(146,294)	(802)	171,644
Operating segments | Portal advertising & Others | Advertising
Summary information by segment
Net revenues	290,215	320,473	304,090
Operating segments | Portal advertising & Others | Non-advertising
Summary information by segment
Net revenues	111,412	122,535	74,931
Operating segments | Portal advertising
Summary information by segment
Net revenues	290,215	320,473	304,090
Costs of revenues	$ 117,600	$ 121,278	$ 136,196
Gross margin (as a percent)	59.00%	62.00%	55.00%
Operating segments | Portal advertising | Advertising
Summary information by segment
Net revenues	$ 290,215	$ 320,473	$ 304,090
Operating segments | Others
Summary information by segment
Net revenues	111,412	122,535	74,931
Costs of revenues	$ 68,500	$ 65,733	$ 47,555
Gross margin (as a percent)	39.00%	46.00%	37.00%
Operating segments | Others | Non-advertising
Summary information by segment
Net revenues	$ 111,412	$ 122,535	$ 74,931
Operating segments | Weibo
Summary information by segment
Net revenues	1,718,518	1,150,054	655,800
Costs of revenues	$ 277,648	$ 231,255	$ 171,231
Gross margin (as a percent)	84.00%	80.00%	74.00%
Operating expenses:
Sales and marketing	$ 527,424	$ 275,537	$ 148,283
Product development	249,873	193,393	154,088
General and administrative	43,755	42,315	41,218
Goodwill and acquired intangibles impairment	10,554
Total operating expenses	831,606	511,245	343,589
Income (loss) from operations	609,264	407,554	140,980
Interest and other income, net	43,808	13,260	8,757
Income (loss) from equity method investments, net	57	1,030	(130)
Realized gain (loss) on long-term investments	(287)	14	534
Fair value changes through earnings on investments, net	40,074
Investment related impairment	(24,074)	(4,747)	(40,161)
Income before income tax expense	668,842	417,111	109,980
Income tax expense	(96,222)	(66,746)	(4,316)
Net income	572,620	350,365	105,664
Operating segments | Weibo | Advertising
Summary information by segment
Net revenues	1,499,180	996,745	570,982
Operating segments | Weibo | Non-advertising
Summary information by segment
Net revenues	219,338	153,309	84,818
Eliminations
Summary information by segment
Net revenues	(11,818)	(9,178)	(3,885)
Costs of revenues	(11,708)	(4,129)	(286)
Operating expenses:
Sales and marketing	(110)	(5,049)	(3,599)
Total operating expenses	(110)	(5,049)	(3,599)
Eliminations | Advertising
Summary information by segment
Net revenues	(110)	(5,352)	$ (3,885)
Eliminations | Non-advertising
Summary information by segment
Net revenues	$ (11,708)	$ (3,826)